Organization and Basis of Presentation (Details)	3 Months Ended								6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)		Mar. 31, 2023 USD ($)	[1]	Jun. 30, 2022 USD ($)	[1]	Mar. 31, 2022 USD ($)		Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) company	Dec. 31, 2021 USD ($) company	Nov. 29, 2021 shareholder	Oct. 20, 2021
Schedule of Investments [Line Items]
Number of shareholders | shareholder													3
Number of companies owned | company											14
Net loss	$ 4,551,866	[1]	$ 5,769,143		$ (1,539,806)		$ 3,999,560	[1]	$ 10,321,009	$ 2,459,754	$ 12,875,313	$ 19,483,138
Net cash flow used in operations									(2,477,701)	$ 7,237,442	19,578,196	25,423,742
Working capital	1,600,000								1,600,000		15,600,000
Maximum borrowing capacity											33,000,000.0
Line of credit, current portion	8,699,609								8,699,609		7,426,814	$ 4,473,489
Number of operating companies acquired | company												6
Global Autonomous Corporation
Schedule of Investments [Line Items]
Ownership percentage							71.43%
Two Lines Of Credit Maturing 2023
Schedule of Investments [Line Items]
Business combination, contingent consideration, liability, current											7,500,000
Two Lines Of Credit Maturing 2023 | Line of Credit
Schedule of Investments [Line Items]
Line of credit, current portion											8,000,000
Identified Technologies Corporation
Schedule of Investments [Line Items]
Voting interest acquired (as a percent)														100.00%
Revolving Credit Facility | Line of Credit
Schedule of Investments [Line Items]
Maximum borrowing capacity	35,000,000.0								35,000,000.0
Remaining borrowing capacity	4,400,000								4,400,000		3,800,000
Revolving Credit Facility | Four Revolving Lines of Credit | Line of Credit
Schedule of Investments [Line Items]
Maximum borrowing capacity	35,000,000								35,000,000		33,000,000.0
Revolving Credit Facility | Capital Expenditure Line of Credit | Line of Credit
Schedule of Investments [Line Items]
Maximum borrowing capacity	$ 500,000								$ 500,000		$ 500,000

[1]	Current and prior period results have been adjusted to reflect the one-for-eight stock split effected in May 2023. See Note 6, Stockholders' Equity for details.